Income tax (Details) In Thousands, unless otherwise specified	12 Months Ended										60 Months Ended	75 Months Ended	12 Months Ended				75 Months Ended	33 Months Ended	12 Months Ended	51 Months Ended	21 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 CNY	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Mar. 31, 2014 PRC tax laws and rules USD ($)	Mar. 31, 2014 PRC tax laws and rules CNY	Dec. 31, 2012 PRC tax laws and rules	Dec. 31, 2011 PRC tax laws and rules	Dec. 31, 2010 PRC tax laws and rules	Dec. 31, 2009 PRC tax laws and rules	Dec. 31, 2012 PRC tax laws and rules	Mar. 31, 2014 PRC tax laws and rules	Mar. 31, 2014 Hong Kong Profits Tax CNY	Mar. 31, 2013 Hong Kong Profits Tax CNY	Mar. 31, 2012 Hong Kong Profits Tax CNY	Mar. 31, 2014 PRC subsidiary CNY	Mar. 31, 2014 Beijing Jiachenhong	Dec. 31, 2016 Beijing Jiachenhong Scenario forecast	Mar. 31, 2012 Guangzhou Nuoya CNY	Mar. 31, 2014 Guangzhou Nuoya	Dec. 31, 2015 Guangzhou Nuoya Scenario forecast
Income Tax
Tax provision	$ 9,394	58,398	38,543	9,634									0	0	0
Statutory income tax rate												25.00%
HNTE preferential tax rate												15.00%					15.00%	15.00%		15.00%	15.00%
New tax law transition period											5 years
Tax refund	69	429	408	10,433															10,433
Transitional tax rate							25.00%	24.00%	22.00%	20.00%
Withholding tax rate												10.00%
Provision for income taxes on undistributed earnings																0
Provision for withholding tax	627	3,900
Unremitted earnings that may be subject to the withholding tax	122,048	758,698
Unrecognized deferred tax liability from unremitted earnings of PRC subsidiaries	12,205	75,870
Interest and penalties related to unrecognized tax benefits		0	0	0
Statute of limitation, underpayment due to computational errors					3 years	3 years
Statute of limitation, special circumstances where underpayment is more than RMB100					5 years	5 years
Statute of limitation, transfer pricing issues					10 years	10 years
Underpayment of taxes threshold that extends the statute of limitation					$ 16	100